Leases - Components of lease costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease costs:
Operating lease cost	$ 24	$ 23	$ 48	$ 45	$ 96	$ 90
Variable lease cost	18	17	40	38	80	83
Total lease costs	$ 42	$ 40	$ 88	$ 83	$ 176	$ 173